Eaton Vance
Short Duration High Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 0.3%
Security	Shares	Value
Healthcare — 0.1%
Endo, Inc.(1)	2,555	$ 67,452
		$ 67,452
Paper — 0.2%
Enviva LLC(1)(2)	11,433	$ 211,510
		$ 211,510
Total Common Stocks (identified cost $125,695)		$ 278,962

Convertible Bonds — 0.7%
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate — 0.4%
HAT Holdings I LLC/HAT Holdings II LLC, 0.00%, 5/1/25(3)	$200	$ 218,000
Pebblebrook Hotel Trust, 1.75%, 12/15/26	125	117,200
		$ 335,200
Utility — 0.3%
NextEra Energy Partners LP, 2.50%, 6/15/26(3)	$279	$ 265,071
		$ 265,071
Total Convertible Bonds (identified cost $575,913)		$ 600,271

Corporate Bonds — 79.5%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.9%
Bombardier, Inc., 7.875%, 4/15/27(3)	504	$ 506,107
Rolls-Royce PLC, 3.625%, 10/14/25(3)	590	584,872
Science Applications International Corp., 4.875%, 4/1/28(3)	250	242,394
TransDigm, Inc.:
4.625%, 1/15/29	1,085	1,028,022
6.375%, 3/1/29(3)	100	101,127
		$ 2,462,522
Air Transportation — 1.9%
Air Canada, 3.875%, 8/15/26(3)	150	$ 146,330
Security	Principal Amount* (000's omitted)	Value
Air Transportation (continued)
Air Canada Pass-Through Trust, 10.50%, 7/15/26(3)	250	$ 266,117
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)	352	351,446
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.875%, 5/1/27(3)	300	300,442
9.50%, 6/1/28(3)	516	531,336
		$ 1,595,671
Automotive & Auto Parts — 2.8%
Belron U.K. Finance PLC, 5.75%, 10/15/29(3)	824	$ 817,118
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(3)	750	755,149
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	518	513,989
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)	338	294,310
		$ 2,380,566
Broadcasting — 1.5%
Playtika Holding Corp., 4.25%, 3/15/29(3)	350	$ 323,145
Townsquare Media, Inc., 6.875%, 2/1/26(3)	342	342,230
Univision Communications, Inc., 6.625%, 6/1/27(3)	600	600,584
		$ 1,265,959
Building Materials — 2.8%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(3)	300	$ 296,194
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(3)	403	427,541
CP Atlas Buyer, Inc., 7.00%, 12/1/28(3)	331	294,950
Standard Industries, Inc., 5.00%, 2/15/27(3)	883	871,406
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27(3)	430	430,269
		$ 2,320,360
Cable & Satellite TV — 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(3)	530	$ 516,330
5.125%, 5/1/27(3)	665	653,133
5.50%, 5/1/26(3)	577	575,315
CSC Holdings LLC, 5.50%, 4/15/27(3)	200	185,338
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(3)	1,455	1,441,784
DISH Network Corp., 11.75%, 11/15/27(3)	1,000	1,056,690
		$ 4,428,590
Capital Goods — 1.7%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(3)(4)	230	$ 238,157

Eaton Vance
Short Duration High Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Capital Goods (continued)
Calderys Financing LLC, 11.25%, 6/1/28(3)		383	$ 410,326
ESAB Corp., 6.25%, 4/15/29(3)		369	374,428
Madison IAQ LLC, 5.875%, 6/30/29(3)		417	402,431
			$ 1,425,342
Chemicals — 2.3%
Compass Minerals International, Inc., 6.75%, 12/1/27(3)		258	$ 256,161
International Flavors & Fragrances, Inc., 1.23%, 10/1/25(3)		210	204,923
NOVA Chemicals Corp., 5.00%, 5/1/25(3)		800	796,106
SNF Group SACA, 3.125%, 3/15/27(3)		500	477,090
WR Grace Holdings LLC, 4.875%, 6/15/27(3)		216	211,415
			$ 1,945,695
Consumer Products — 1.0%
Spectrum Brands, Inc., 3.875%, 3/15/31(3)		940	$ 809,358
			$ 809,358
Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	100	$ 89,670
4.00%, 9/1/29(3)		278	242,937
Berry Global, Inc., 4.50%, 2/15/26(3)		610	605,444
Canpack SA/Canpack U.S. LLC, 3.125%, 11/1/25(3)		400	392,431
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		500	499,046
Trivium Packaging Finance BV, 5.50%, 8/15/26(3)		630	627,285
			$ 2,456,813
Diversified Financial Services — 2.6%
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(3)		630	$ 635,050
Diebold Nixdorf, Inc., 7.75%, 3/31/30(3)		248	257,346
Hightower Holding LLC, 6.75%, 4/15/29(3)		424	416,067
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(3)		70	72,188
8.375%, 5/1/28(3)		279	292,597
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(3)		542	517,472
			$ 2,190,720
Diversified Media — 1.7%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)		200	$ 187,048
6.125%, 12/1/28(3)		200	181,351
Cars.com, Inc., 6.375%, 11/1/28(3)		390	390,531
Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(3)	250	$ 243,705
7.75%, 4/15/28(3)	350	324,831
CMG Media Corp., 8.875%, 6/18/29(3)	84	67,568
		$ 1,395,034
Energy — 6.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(3)	425	$ 436,201
CITGO Petroleum Corp., 6.375%, 6/15/26(3)	537	538,947
Civitas Resources, Inc., 5.00%, 10/15/26(3)	700	696,741
EQM Midstream Partners LP, 7.50%, 6/1/27(3)	500	512,912
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	500	506,570
Nabors Industries, Inc., 7.375%, 5/15/27(3)	300	303,001
Permian Resources Operating LLC, 5.375%, 1/15/26(3)	453	452,104
Precision Drilling Corp., 7.125%, 1/15/26(3)	236	236,763
Rockies Express Pipeline LLC, 3.60%, 5/15/25(3)	350	347,169
Sunoco LP, 7.00%, 5/1/29(3)	500	517,198
Venture Global LNG, Inc., 8.125%, 6/1/28(3)	800	836,539
Vital Energy, Inc., 7.75%, 7/31/29(3)	350	351,576
		$ 5,735,721
Entertainment & Film — 0.5%
Cinemark USA, Inc., 5.25%, 7/15/28(3)	444	$ 435,609
		$ 435,609
Environmental — 0.7%
Clean Harbors, Inc., 4.875%, 7/15/27(3)	224	$ 221,410
Reworld Holding Corp., 4.875%, 12/1/29(3)	350	326,312
		$ 547,722
Food, Beverage & Tobacco — 2.6%
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(3)(4)	640	$ 694,742
Darling Ingredients, Inc., 5.25%, 4/15/27(3)	600	596,868
Performance Food Group, Inc., 5.50%, 10/15/27(3)	400	398,213
Triton Water Holdings, Inc., 6.25%, 4/1/29(3)	260	258,466
U.S. Foods, Inc., 6.875%, 9/15/28(3)	230	236,475
		$ 2,184,764
Gaming — 3.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(3)	129	$ 130,446
Churchill Downs, Inc., 5.50%, 4/1/27(3)	700	696,887

Eaton Vance
Short Duration High Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Gaming (continued)
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(3)	475	$ 488,684
International Game Technology PLC, 5.25%, 1/15/29(3)	200	196,929
Light & Wonder International, Inc., 7.00%, 5/15/28(3)	400	401,964
MGM Resorts International, 4.625%, 9/1/26	352	349,070
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)	500	497,490
		$ 2,761,470
Healthcare — 6.3%
AMN Healthcare, Inc., 4.625%, 10/1/27(3)	276	$ 267,607
CHS/Community Health Systems, Inc.:
6.00%, 1/15/29(3)	500	456,272
6.875%, 4/15/29(3)	203	139,537
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(3)	500	533,685
IQVIA, Inc., 5.00%, 10/15/26(3)	500	498,272
LifePoint Health, Inc.:
4.375%, 2/15/27(3)	300	299,992
5.375%, 1/15/29(3)	500	443,101
Medline Borrower LP, 5.25%, 10/1/29(3)	419	406,263
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(3)(4)	191	196,931
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(3)(4)	259	282,825
Tenet Healthcare Corp., 6.25%, 2/1/27	430	431,191
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	1,000	969,665
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(3)	354	360,427
		$ 5,285,768
Homebuilders & Real Estate — 3.6%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(3)	254	$ 256,264
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(3)	342	331,590
8.00%, 6/15/27(3)	200	208,166
Mattamy Group Corp., 5.25%, 12/15/27(3)	600	588,302
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(3)	750	738,226
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(3)	270	269,787
RLJ Lodging Trust LP, 3.75%, 7/1/26(3)	675	661,032
		$ 3,053,367
Security	Principal Amount* (000's omitted)	Value
Insurance — 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)	1,019	$ 1,015,240
AssuredPartners, Inc., 5.625%, 1/15/29(3)	600	607,538
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(3)	500	541,688
Ryan Specialty LLC, 5.875%, 8/1/32(3)	66	65,442
		$ 2,229,908
Leisure — 5.3%
Carnival Corp.:
6.00%, 5/1/29(3)	623	$ 624,593
7.625%, 3/1/26(3)	800	801,884
NCL Corp. Ltd.:
5.875%, 3/15/26(3)	284	285,217
5.875%, 2/15/27(3)	300	301,564
7.75%, 2/15/29(3)	165	175,406
Royal Caribbean Cruises Ltd.:
5.375%, 7/15/27(3)	601	601,540
5.50%, 8/31/26(3)	466	466,864
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(3)	450	437,548
Viking Cruises Ltd., 6.25%, 5/15/25(3)	727	727,586
		$ 4,422,202
Metals & Mining — 3.0%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(3)	477	$ 533,148
Constellium SE, 3.75%, 4/15/29(3)	270	246,379
First Quantum Minerals Ltd., 9.375%, 3/1/29(3)	345	365,037
Hudbay Minerals, Inc., 4.50%, 4/1/26(3)	400	395,915
New Gold, Inc., 7.50%, 7/15/27(3)	210	211,420
Novelis Corp., 3.25%, 11/15/26(3)	750	725,420
		$ 2,477,319
Publishing & Printing — 0.6%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(3)	504	$ 496,505
		$ 496,505
Restaurant — 0.4%
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(3)	325	$ 325,818
		$ 325,818
Services — 5.0%
Adtalem Global Education, Inc., 5.50%, 3/1/28(3)	550	$ 541,860

Eaton Vance
Short Duration High Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(3)	315	$ 291,800
9.75%, 7/15/27(3)	350	352,428
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(3)	200	190,846
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(3)	216	217,100
Korn Ferry, 4.625%, 12/15/27(3)	664	647,168
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(3)	279	285,739
Summer (BC) Bidco B LLC, 5.50%, 10/31/26(3)	650	655,896
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(3)	850	850,266
WESCO Distribution, Inc., 6.375%, 3/15/29(3)	131	133,617
		$ 4,166,720
Steel — 0.6%
Allegheny Ludlum LLC, 6.95%, 12/15/25	515	$ 520,312
		$ 520,312
Super Retail — 1.8%
Asbury Automotive Group, Inc., 4.50%, 3/1/28	360	$ 349,605
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(3)	382	401,500
Hanesbrands, Inc., 4.875%, 5/15/26(3)	518	514,326
Kohl's Corp., 4.25%, 7/17/25	270	268,700
		$ 1,534,131
Technology — 1.7%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(3)	31	$ 29,474
Ellucian Holdings, Inc., 6.50%, 12/1/29(3)	216	217,842
Gen Digital, Inc.:
5.00%, 4/15/25(3)	322	322,072
6.75%, 9/30/27(3)	500	508,754
PTC, Inc., 3.625%, 2/15/25(3)	336	335,631
		$ 1,413,773
Telecommunications — 1.6%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(3)	200	$ 179,516
EchoStar Corp., 10.75%, 11/30/29	195	210,349
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(3)	250	229,017
Viasat, Inc., 5.625%, 9/15/25(3)	300	298,817
Zegona Finance PLC, 8.625%, 7/15/29(3)	355	379,859
		$ 1,297,558
Security	Principal Amount* (000's omitted)	Value
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(3)	300	$ 276,948
		$ 276,948
Utility — 3.2%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(3)	200	$ 189,591
Calpine Corp., 5.125%, 3/15/28(3)	250	245,676
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(3)	400	399,550
NRG Energy, Inc., 10.25% to 3/15/28(3)(6)(7)	172	191,021
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875%, 3/1/27	200	199,423
Vistra Operations Co. LLC:
5.00%, 7/31/27(3)	257	253,572
5.50%, 9/1/26(3)	868	868,323
5.625%, 2/15/27(3)	346	346,212
		$ 2,693,368
Total Corporate Bonds (identified cost $65,691,197)		$66,535,613

Preferred Stocks — 1.0%
Security	Principal Amount/ Shares	Value
Services — 1.0%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)	30,976	$ 795,464
Total Preferred Stocks (identified cost $798,710)		$ 795,464

Senior Floating-Rate Loans — 14.1%(8)
Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 6.812%, (SOFR + 2.50%), 5/6/30	$200	$ 200,075
		$ 200,075
Broadcasting — 0.0%(9)
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(10)	$29	$ 29,337
		$ 29,337

Eaton Vance
Short Duration High Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Building Materials — 0.4%
Associated Materials, Inc., Term Loan, 10.312%, (SOFR + 6.00%), 3/8/29	$318	$ 314,388
		$ 314,388
Capital Goods — 0.9%
EMRLD Borrower LP, Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	$721	$ 723,677
		$ 723,677
Diversified Media — 0.1%
CMG Media Corp., Term Loan, 7.929%, (SOFR + 3.50%), 6/18/29	$123	$ 113,789
		$ 113,789
Energy — 0.5%
Epic Y-Grade Services LP, Term Loan, 10.044%, (SOFR + 5.75%), 6/29/29	$425	$ 426,841
		$ 426,841
Food, Beverage & Tobacco — 0.4%
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28	$350	$ 352,081
		$ 352,081
Gaming — 1.9%
Caesars Entertainment, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 2/6/31	$993	$ 996,947
Spectacle Gary Holdings LLC, Term Loan, 8.662%, (SOFR + 4.25%), 12/11/28	549	555,586
		$ 1,552,533
Healthcare — 2.8%
athenahealth Group, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 2/15/29	$395	$ 395,902
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.312%, (SOFR + 4.00%), 4/23/31	549	553,574
Jazz Financing Lux SARL, Term Loan, 6.562%, (SOFR + 2.25%), 5/5/28	404	405,958
Pluto Acquisition I, Inc.:
Term Loan, 9.837%, (SOFR + 5.50%), 6/20/28	68	69,543
Term Loan - Second Lien, 8.523%, (SOFR + 4.00%), 9/20/28	218	199,892
Team Health Holdings, Inc., Term Loan, 9.541%, (SOFR + 5.25%), 3/2/27	704	685,946
		$ 2,310,815
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.6%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32	$463	$ 471,455
		$ 471,455
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 10.312%, (SOFR + 6.00%), 5/23/29	$350	$ 358,996
		$ 358,996
Restaurant — 0.7%
Dave & Buster's, Inc., Term Loan, 7.625%, (SOFR + 3.25%), 6/29/29	$591	$ 575,909
		$ 575,909
Services — 1.0%
AlixPartners LLP, Term Loan, 6.926%, (SOFR + 2.50%), 2/4/28	$862	$ 865,837
		$ 865,837
Super Retail — 2.7%
Hanesbrands, Inc., Term Loan, 8.062%, (SOFR + 3.75%), 3/8/30	$90	$ 91,086
Mavis Tire Express Services Corp., Term Loan, 7.312%, (SOFR + 3.00%), 5/4/28	857	861,361
Petco Health & Wellness Co., Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/3/28	251	241,947
PetSmart, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 2/11/28	1,051	1,054,992
		$ 2,249,386
Technology — 1.5%
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29	$500	$ 504,030
Fortress Intermediate 3, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 6/27/31	643	645,402
Riverbed Technology, Inc., Term Loan, 8.829%, (SOFR + 4.50%), 6.829% cash, 2.00% PIK, 7/1/28	22	13,438
Travelport Finance (Luxembourg) SARL, Term Loan, 12.197%, (SOFR + 7.89%), 9/30/28	50	46,858
		$ 1,209,728
Total Senior Floating-Rate Loans (identified cost $11,675,856)		$11,754,847

Eaton Vance
Short Duration High Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%(9)
Security	Principal Amount	Value
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(11)	$260,000	$ 0
		$ 0
Paper — 0.0%(9)
Enviva LLC, Escrow Certificates(1)	$273,000	$ 55
		$ 55
Total Miscellaneous (identified cost $0)		$ 55

Short-Term Investments — 0.0%(9)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(12)	4,633	$ 4,633
Total Short-Term Investments (identified cost $4,633)		$ 4,633
Total Investments — 95.6% (identified cost $78,872,004)		$79,969,845
Other Assets, Less Liabilities — 4.4%		$ 3,722,068
Net Assets — 100.0%		$83,691,913
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $61,083,072 or 73.0% of the Fund's net assets.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $89,670 or 0.1% of the Fund's net assets.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Amount is less than 0.05%.
(10)	This Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	91,552	EUR	87,470	Goldman Sachs International	4/30/25	$427	$ —
						$427	$—

Eaton Vance
Short Duration High Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Restricted Securities
At January 31, 2025, the Fund owned the following security (representing 0.3% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	11,433	$71,553	$211,510
Total Restricted Securities			$71,553	$211,510
Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,633, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,266,298	$11,430,698	$(12,692,363)	$ —	$ —	$4,633	$23,270	4,633
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Short Duration High Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$ 278,962	$ —	$ 278,962
Convertible Bonds	—	600,271	—	600,271
Corporate Bonds	—	66,535,613	—	66,535,613
Preferred Stocks	795,464	—	—	795,464
Senior Floating-Rate Loans	—	11,754,847	—	11,754,847
Miscellaneous	—	55	—	55
Short-Term Investments	4,633	—	—	4,633
Total Investments	$800,097	$79,169,748	$ —	$79,969,845
Forward Foreign Currency Exchange Contracts	$ —	$ 427	$ —	$ 427
Total	$800,097	$79,170,175	$ —	$79,970,272
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.